Related party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The following table presents amounts received from related parties for management fees and dividends for the years ended December 31, 2019, 2018 and 2017:

	Year Ended December 31,
	2019		2018		2017
	Management fees	Dividends	Management fees	Dividends	Management fees	Dividends
AerDragon	$675	$1,667	$497	$1,667	$507	$3,333
ACSAL	480	1,088	480	1,119	480	1,949
AerLift	1,360	393	1,677	394	1,808	3,023
	$2,515	$3,148	$2,654	$3,180	$2,795	$8,305